Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition
Schedule of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

Fair value
(in thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$170
Current assets, other than cash	335
Property, plant and equipment	27
Deferred tax assets	1,445
Other intangible assets	8,545
Other current liabilities	(2,706)
Deferred tax liabilities	(1,445)
Total identifiable net assets acquired	$6,371